PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Disclosure of Changes in Provisions

	Balance at December 31, 2023	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Balance at December 31, 2024
Environmental	620	120	(207)	(27)	506
Emission obligations	29	423	(15)	(17)	420
Asset retirement obligations	380	172	(34)	(40)	478
Site restoration	147	21	(52)	(7)	109
Staff related obligations	162	37	(41)	(14)	144
Voluntary separation plans	32	66	(22)	10	86
Litigation and other (see note 9.3)	349	79	(87)	(36)	305
Tax claims	81	18	(11)	(9)	79
Other legal claims	268	61	(76)	(27)	226
Commercial agreements and onerous contracts	29	24	(16)	(4)	33
Other	317	38	(102)	(36)	217
	2,065	980	(576)	(171)	2,298
Short-term provisions	588				938
Long-term provisions	1,477				1,361
	2,065				2,298

	Balance at December 31, 2022	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Balance at December 31, 2023
Environmental	566	113	(76)	17	620
Emission obligations	522	3	(486)	(10)	29
Asset retirement obligations	349	21	(3)	13	380
Site restoration	152	8	(17)	4	147
Staff related obligations	137	50	(29)	4	162
Voluntary separation plans	23	8	(17)	18	32
Litigation and other (see note 9.3)	289	66	(62)	56	349
Tax claims	73	16	(14)	6	81
Other legal claims	216	50	(48)	50	268
Commercial agreements and onerous contracts	28	6	(6)	1	29
Other	341	85	(117)	8	317
	2,407	360	(813)	111	2,065
Short-term provisions	1,101				588
Long-term provisions	1,306				1,477
	2,407				2,065
1.Additions exclude provisions reversed or utilized during the same year.
Disclosure of Other Long-term Obligations

	Balance at December 31,
	2024	2023
Derivative financial instruments (notes 6.1 and 6.3)	343	76
Payable from acquisition of financial assets	302	125
Unfavorable contracts	156	233
Income tax payable	156	185
Put option liability ArcelorMittal Texas HBI (note 11.5.2)	176	158
Put option liability Sonasid (note 11.5.2)	114	116
Other	175	168
Total	1,422	1,061

Schedule of Commitments

	December 31,
	2024	2023
Commitments related to purchases of raw materials and energy	10,082	11,346
Guarantees, pledges and other collateral	10,019	8,888
Capital expenditure commitments	1,542	2,799
Other commitments	1,294	1,374
Total	22,937	24,407
As of December 31, 2024, the Company holds PPAs for renewable electricity as summarized below:

Segment	Number of contracts	start-end dates	Average remaining contract duration (in years)	Committed amount
Brazil*	12	2016-2053	8.67	1,309
Europe	3	2019-2032	6.00	67
*At December 31, 2024, the Company has not yet recognized a commitment with respect to the PPA signed between ArcelorMittal Brasil and VdSA. The Company may have a potential commitment of approximately 1.5 billion upon commissioning of the VdSA power plant, which is currently under construction. The PPA is established for a duration of 20 years, commencing in 2026 contingent to commissioning of the VdSA power plant.